Unaudited Interim Condensed Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating expenses:
Research and development	$ 142,083	$ 271,350
General and administrative	1,637,132	1,782,142
Merger transaction costs	420,289
Total operating expenses	2,199,504	2,053,492
Operating loss	(2,199,504)	(2,053,492)
Other income (expense):
Other income (expense), net	(20,782)	104,643
Interest expense	(385)	(11,012)
Interest expense on related party loans		(75,973)
Total other income (expense)	(21,167)	17,658
Net loss	(2,220,671)	(2,035,834)
Deemed dividends - make whole shares	(1,231,900)
Deemed dividends- warrants	(613,939)
Accrued dividends on preferred shares	(126,367)
Net loss attributable to common shareholders	$ (4,192,877)	$ (2,035,834)
Basic net loss per common share (in Dollars per share)	$ (1.05)	$ (1.94)
Diluted net loss per common share (in Dollars per share)	$ (1.05)	$ (1.94)
Weighted average common shares used in computing basic net loss per common share (in Shares) (in Shares)	4,004,867	1,048,632
Weighted average common shares used in computing diluted net loss per common share (in Shares) (in Shares)	4,004,867	1,048,632
COMPREHENSIVE LOSS
Net loss	$ (2,220,671)	$ (2,035,834)
Deemed dividends - make whole shares	(1,231,900)
Deemed dividends- warrants	(613,939)
Accrued dividends on preferred shares	(126,367)
Effect of exchange rate changes		121,428
Defined pension plan adjustments		40,850
Comprehensive loss	$ (2,220,671)	$ (1,873,556)